Note 17 - Investment in Joint Ventures and Associates	12 Months Ended
Dec. 31, 2018
Investment in Joint Ventures and Associates Abstract
Disclosure of Investment in Joint Ventures and Associates

17. Investment in joint ventures and associates

	December 31, 2018	December 31, 2017	January 1, 2017
Volkswagen Financial Services Compañía Financiera S.A. (1)	639,598	-	-
PSA Finance Arg. Cía. Financiera S.A.	438,448	543,299	713,027
Rombo Cía. Financiera S.A.	508,521	628,250	678,160
BBVA Consolidar Seguros S.A.	135,148	193,909	201,573
Interbanking S.A.	33,864	27,754	19,496
Prisma Medios de Pago S.A. (2)	-	-	193,809
Other	675	942	955
TOTAL	1,756,254	1,394,154	1,807,020

(1) Reclassified to “Investments in joint ventures and associates” as of December 31, 2018 due to the loss of control of the subsidiary, as described in Note 43.

(2) Reclassified to “Non-current assets held for sale” as of December 31, 2017, based on the divestment agreement mentioned in Note 21.

The following table summarises the information related to the most significant investment in joint ventures and associates:

	PSA Finance Arg. Cía. Financiera S.A.		Rombo Cía. Financiera S.A.		Volkswagen Financial Services Compañía Financiera S.A.
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017	December 31, 2018
Total Assets	4,109,138	6,710,630	9,020,095	12,049,566	8,046,175
Total Liabilities	3,232,242	5,624,032	7,748,790	10,478,936	6,792,061
Profit	149,307	303,796	66,967	309,452	246,576
Equity	876,896	1,086,598	1,271,305	1,570,630	1,254,114
Ownership interest	50%	50%	40%	40%	51%